Schedule of Property Plant and Equipment Estimated Useful Lives (Details)	Dec. 31, 2023
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Lease Term [Member]
Computers and Related Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computers and Related Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Cryptocurrency Miners [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	8 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Office Furniture Equipment and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Office Furniture Equipment and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Purchased Pre Fabricated Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Purchased Pre Fabricated Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years